Anticipated Annual Amortization Expense (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Finite Lived Intangible Assets Amortization Expense [Line Items]
2016		$ 77
2016	$ 78
2017	75	74
2018	75	73
2019	71	69
2020	$ 71	$ 69